Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes	The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2023 and 2022 was as follows:
	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Income tax benefit at U.S. statutory rate	$(777,143)	$(820,796)
Income tax benefit – state	(240,544)	(254,056)
Permanent differences	29,510	133,994
Change in valuation allowance	988,177	940,858
Total provision for income tax	$-	$-

Schedule of Net Deferred Tax Asset	The Company’s approximate net deferred tax asset as of December 31, 2023 and 2022 was as follows:
	December 31, 2023	December 31, 2022
Deferred Tax Asset:
Net operating loss carryforward	$2,538,565	$1,550,388
Total deferred tax asset before valuation allowance	2,538,565	1,550,388
Valuation allowance	(2,538,565)	(1,550,388)
Net deferred tax asset	$-	$-